SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of Black Scholes option-pricing model with assumptions used

For Year Ended
December 31, 2022
Expected term (years)	6 years – 6.3 years
Risk-free interest rate	3.1% – 3.6%
Expected volatility	64%
Expected dividend yield	0%

Summary of non-vested share option activity under the share option plans

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2023	80,887	$63.31	8.77	$34.37
Exercised	—	—
Cancelled/Forfeited	—	—
Expired	(10,476)	64.96
Granted	—	—
Options outstanding at December 31, 2023	70,411	$63.07	7.28	$33.98
Options exercisable at December 31, 2023	42,713	$58.57	6.76		$39.52

Schedule of stock-based compensation

	Year Ended December 31,
(in thousands)	2023	2022
Research and development	$254	$216
Selling, general and administration	463	272
Total	$717	$488